Other non-financial assets — non-current (Tables)	12 Months Ended
Jun. 30, 2026
Other Non-financial Assets Non-current
Schedule of other non-financial assets - non-current
	2026 USD	2025 USD
Project assets	–	–
Other	4,452	–
	4,452	–